Schedule of investments
Delaware Opportunity Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.75%
Basic Industry — 8.11%
Alcoa	64,450	$ 2,930,542
Berry Global Group	116,800	7,058,224
Celanese	40,400	4,130,496
Crown Holdings	64,050	5,265,550
Graphic Packaging Holding	216,600	4,819,350
Huntsman	224,750	6,176,130
Louisiana-Pacific	70,250	4,158,800
Newmont	55,850	2,636,120
Olin	54,900	2,906,406
Vulcan Materials	26,850	4,701,703
		44,783,321
Consumer Discretionary — 11.67%
Aptiv †	44,650	4,158,254
AutoZone †	2,190	5,400,934
Capri Holdings †	76,450	4,382,114
Darden Restaurants	33,940	4,694,920
Dollar Tree †	41,450	5,862,688
DR Horton	100,300	8,940,742
Electronic Arts	46,500	5,681,370
Johnson Controls International	90,250	5,776,000
Marriott International Class A	48,100	7,161,609
Nexstar Media Group	22,650	3,964,430
Polaris	31,640	3,195,640
Ross Stores	45,200	5,246,364
		64,465,065
Consumer Staples — 3.95%
Campbell Soup	78,950	4,480,412
Conagra Brands	128,700	4,980,690
Kellogg	74,900	5,335,876
Tyson Foods Class A	54,450	3,389,513
US Foods Holding †	106,700	3,629,934
		21,816,425
Energy — 7.16%
APA	119,050	5,557,254
Coterra Energy	240,500	5,909,085
Devon Energy	103,440	6,362,594
Hess	41,600	5,899,712
Marathon Oil	353,650	9,573,306
Valero Energy	49,250	6,247,855
		39,549,806
Financial Services — 19.60%
Affiliated Managers Group	36,450	5,774,774
Allstate	59,450	8,061,420
Ally Financial	208,900	5,107,605
Assurant	45,800	5,727,748
East West Bancorp	119,050	7,845,395
Globe Life	54,350	6,551,893
Hancock Whitney	115,665	5,597,029
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Hartford Financial Services Group	144,850	$ 10,983,975
KeyCorp	437,500	7,621,250
Raymond James Financial	76,450	8,168,682
Reinsurance Group of America	65,750	9,342,417
Signature Bank	38,250	4,407,165
State Street	65,400	5,073,078
Synchrony Financial	218,450	7,178,267
Synovus Financial	153,750	5,773,313
Western Alliance Bancorp	84,800	5,050,688
		108,264,699
Healthcare — 6.02%
AmerisourceBergen	46,000	7,622,660
Quest Diagnostics	42,850	6,703,454
Service Corp. International	52,050	3,598,737
STERIS	20,650	3,813,849
Teleflex	18,900	4,718,007
Zimmer Biomet Holdings	53,400	6,808,500
		33,265,207
Industrials — 14.24%
AECOM	105,050	8,921,896
AMETEK	40,450	5,651,674
CACI International Class A †	19,250	5,786,357
Gates Industrial †	135,650	1,547,767
ITT	78,150	6,337,965
KBR	205,200	10,834,560
ManpowerGroup	35,650	2,966,437
Oshkosh	56,050	4,943,049
Quanta Services	67,210	9,577,425
Regal Rexnord	53,550	6,424,929
United Rentals †	15,650	5,562,323
WESCO International †	81,000	10,141,200
		78,695,582
Real Estate Investment Trusts — 6.59%
American Homes 4 Rent Class A	155,850	4,697,319
Apartment Income REIT	133,029	4,564,225
Host Hotels & Resorts	314,850	5,053,342
Kimco Realty	171,150	3,624,957
Life Storage	53,000	5,220,500
Outfront Media	238,300	3,951,014
Spirit Realty Capital	122,150	4,877,450
VICI Properties	135,579	4,392,760
		36,381,567
Technology — 11.65%
Agilent Technologies	48,300	7,228,095
Akamai Technologies †	50,950	4,295,085
Ciena †	137,750	7,022,495
Concentrix	34,900	4,647,284
Fiserv †	24,750	2,501,483
NQ-Q5V [12/22] 2/23 (2740514)    1

Schedule of investments
Delaware Opportunity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Flex †	376,500	$ 8,079,690
Keysight Technologies †	35,850	6,132,859
ON Semiconductor †	96,700	6,031,179
Qorvo †	34,700	3,145,208
Synopsys †	28,050	8,956,084
Teradyne	72,600	6,341,610
		64,381,072
Transportation — 2.13%
JB Hunt Transport Services	25,100	4,376,436
Kirby †	39,800	2,561,130
Southwest Airlines †	143,050	4,816,494
		11,754,060
Utilities — 7.63%
CMS Energy	101,300	6,415,329
Edison International	90,800	5,776,696
MDU Resources Group	162,650	4,934,801
NRG Energy	192,550	6,126,941
Public Service Enterprise Group	120,350	7,373,845
WEC Energy Group	54,950	5,152,112
Xcel Energy	91,200	6,394,032
		42,173,756
Total Common Stocks (cost $430,390,825)		545,530,560

Short-Term Investments — 1.28%
Money Market Mutual Funds — 1.28%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,765,248	1,765,248
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	1,765,252	$ 1,765,252
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	1,765,252	1,765,252
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Share Class (seven-day effective yield 4.11%)	1,765,251	1,765,251
Total Short-Term Investments (cost $7,061,003)		7,061,003

Total Value of Securities—100.03% (cost $437,451,828)		552,591,563
Liabilities Net of Receivables and Other Assets—(0.03%)		(181,814)
Net Assets Applicable to 18,843,710 Shares Outstanding—100.00%		$552,409,749
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-Q5V [12/22] 2/23 (2740514)